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Form N-23C-1
Report for Calendar month Ending September 20, 2002
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Swiss Helvetia Fund, Inc
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
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                                                                     Approximate asset value
                                        Number of                    or approximate asset          Name of
Date of each     Identification of      shares        Price per      coverage per share at         Seller or of
transaction      each security          purchased     share          time of purchase              Sellers Broker
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
                 Swiss Helvetia
                 Fund-(Cusip-
  9/20/02        870875101)            100,000           9.45                9.45                    NYSE

Total                                  100,000
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